12. FAIR VALUE MEASUREMENT (Details 5) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 30, 2017	Jun. 30, 2017
Annual Asset Volatility Estimate	72.50%	90.00%
Minimum [Member]
Risk Free Discount Rate (based on US government treasury obligation with a term similar to that of the Contingent Consideration)	1.03%	1.14%
Estimated EBITDA	$ 3,600,000	$ 3,600,000
Maximum [Member]
Risk Free Discount Rate (based on US government treasury obligation with a term similar to that of the Contingent Consideration)	1.55%	1.47%
Estimated EBITDA	$ 3,900,000	$ 3,900,000